UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

QM U.S. Bond ETF (TAGG)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about QM U.S. Bond ETF (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond ETF	$4	0.08%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,888,901
  Number of Portfolio Holdings1,640
  Portfolio Turnover Rate61.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.7%
Corporate Bonds	27.7
U.S. Government & Agency Mortgage-Backed Securities	25.9
Asset-Backed Securities	6.1
Non-U.S. Government Mortgage-Backed Securities	4.2
Foreign Government Obligations & Municipalities	1.4
Municipal Securities	1.0
Short-Term and Other	1.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	21.1%
U.S. Treasury Bonds	11.6
Federal National Mortgage Assn.	10.5
Federal Home Loan Mortgage	8.6
Government National Mortgage Assn.	4.9
UMBS, TBA	1.8
Benchmark Mortgage Trust	0.6
JPMorgan Chase	0.5
Bank of America	0.5
Wells Fargo	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond ETF (TAGG)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF989-053 06/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
April 30, 2026
T. ROWE PRICE
TAGG	QM U.S. Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended				9/28/21(1) Through
	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$ 43.12	$ 42.39	$ 39.93	$ 41.11	$ 49.96	$ 50.00
Investment activities
Net investment income(2)(3)	0.96	1.94	1.82	1.54	0.90	0.06
Net realized and unrealized gain/loss	(0.68)	0.64	2.47	(1.31)	(8.87)	(0.07)
Total from investment activities	0.28	2.58	4.29	0.23	(7.97)	(0.01)(4)
Distributions
Net investment income	(0.95)	(1.85)	(1.83)	(1.41)	(0.87)	(0.03)
Net realized gain	-	-	-	-	(0.01)	-
Total distributions	(0.95)	(1.85)	(1.83)	(1.41)	(0.88)	(0.03)
NET ASSET VALUE
End of period	$ 42.45	$ 43.12	$ 42.39	$ 39.93	$ 41.11	$ 49.96

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended				9/28/21(1) Through
	4/30/26	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	0.66%	6.24%	10.84%	0.45%	(16.09)%	(0.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.08%(6)	0.08%	0.08%	0.08%	0.08%	0.08%(6)
Net expenses after waivers/payments by Price Associates	0.08%(6)	0.08%	0.08%	0.08%	0.08%	0.08%(6)
Net investment income	4.51%(6)	4.59%	4.29%	3.66%	1.96%	1.29%(6)
Portfolio turnover rate(7)	61.0%	190.9%	131.2%	211.9%	403.7%	50.9%
Portfolio turnover rate, excluding mortgage dollar roll transactions	19.5%	35.5%	30.3%	41.7%	35.1%	11.7%
Net assets, end of period (in thousands)	$ 1,888,901	$ 1,530,703	$ 96,437	$ 103,819	$ 35,973	$ 27,477

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 6.1%
Car Loan 2.1%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	986	987
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33 (1)	1,150	1,150
ARI Fleet Lease Trust, Series 2025-A, Class A3, 4.46%, 1/17/34 (1)	1,255	1,259
ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%, 11/15/34 (1)	310	309
ARI Fleet Lease Trust, Series 2026-A, Class A3, 4.09%, 11/15/34 (1)	110	109
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	385	381
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04%, 12/17/29	755	753
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27%, 1/15/30	325	325
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
CarMax Auto Owner Trust, Series 2025-4, Class A4, 4.08%, 6/16/31	560	554
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	44
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	394	395
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	38	38
Carvana Auto Receivables Trust, Series 2024-P4, Class A4, 4.74%, 12/10/30	65	65
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	510	513
Carvana Auto Receivables Trust, Series 2025-P1, Class B, 4.98%, 5/12/31	1,550	1,564
Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.75%, 6/10/31	1,340	1,348
Carvana Auto Receivables Trust, Series 2025-P4, Class A4, 4.25%, 11/10/31	775	770

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2026-P1, Class A4, 4.35%, 7/12/32	3,650	3,622
Carvana Auto Receivables Trust, Series 2026-P1, Class B, 4.76%, 7/12/32	810	801
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%, 6/25/30 (1)	1,135	1,136
Drive Auto Receivables Trust, Series 2021-3, Class D, 1.94%, 6/15/29 (1)	633	630
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	13	13
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	25	25
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	50
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	1,330	1,334
Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.74%, 1/16/29	671	672
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	1,000	999
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24%, 11/15/29	535	535
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31	990	994
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	880	880
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	101
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	250	252
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, 12/17/29	40	40
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A4, 4.73%, 8/16/30	45	45
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class B, 4.79%, 3/15/29 (1)	1,400	1,406
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class B, 4.91%, 3/15/30 (1)	1,370	1,377

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (1)	262	263
Hyundai Auto Receivables Trust, Series 2026-A, Class B, 4.10%, 12/15/32	485	478
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	765	764
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	21	21
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	27	27
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	60	60
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 1/16/29	63	63
Santander Drive Auto Receivables Trust, Series 2026-1, Class B, 4.07%, 4/15/32	1,170	1,157
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3, 3.93%, 7/15/30	785	781
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	488	490
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	510	513
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A4, 4.83%, 12/20/30 (1)	405	408
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.11%, 2/20/31 (1)	405	410
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A4, 4.07%, 1/20/32 (1)	765	762
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class B, 4.27%, 6/21/32 (1)	650	641
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	415	414
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A4, 4.29%, 6/20/29 (1)	905	905
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A4, 4.41%, 4/22/30 (1)(2)	525	525
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class B, 4.61%, 4/22/30 (1)(2)	285	285
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	35	35

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wheels Fleet Lease Funding, Series 2026-1, Class A2A, 4.30%, 4/18/39 (1)	1,290	1,289
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	1,244	1,250
Wheels Fleet Lease Funding 1, Series 2025-2A, Class A1, 4.41%, 5/18/40 (1)	3,295	3,303
		40,386
Home Equity 0.1%
FIGRE Trust, Series 2026-HF3, Class A1A, FRN, SOFR30A + 1.40%, 5.045%, 3/25/56 (1)	1,202	1,202
		1,202
Other Asset-Backed Securities 3.7%
Abry Liquid Credit, Series 2026-3A, Class A1, CLO, FRN, 3M TSFR + 1.23%, 4.902%, 4/20/39 (1)	1,835	1,830
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	2,395	2,405
Affirm Master Trust, Series 2026-2A, Class A, 4.67%, 4/16/35 (1)	3,155	3,159
AGL 10, Series 2021-10A, Class A1R2, CLO, FRN, 3M TSFR + 1.17%, 4.843%, 4/15/39 (1)	3,210	3,206
AGL 13, Series 2021-13A, Class A1R, CLO, FRN, 3M TSFR + 1.10%, 4.775%, 10/20/34 (1)	3,435	3,432
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,586	1,563
Anchorage Capital, Series 2026-22A, Class AR4, CLO, FRN, 3M TSFR + 1.23%, 4.809%, 1/20/39 (1)	865	866
Apex Credit 13, Series 2025-13A, Class A1, CLO, FRN, 3M TSFR + 1.35%, 5.021%, 1/22/39 (1)	2,580	2,585
Ares Loan Funding IX, Series 2025-ALF9A, Class A1, FRN, 3M TSFR + 1.18%, 4.853%, 3/31/38 (1)	950	949
Atlas Senior Loan Fund XXII, Series 2023-22A, Class A1R, FRN, 3M TSFR + 1.30%, 4.978%, 4/20/39 (1)	495	495
Barings, Series 2021-3A, Class B1R, CLO, FRN, 3M TSFR + 1.63%, 5.305%, 1/18/35 (1)	1,695	1,695
Barings, Series 2023-4A, Class A1R, CLO, FRN, 3M TSFR + 1.17%, 4.845%, 1/20/39 (1)	890	889

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Battalion XXV, Series 2024-25A, Class BR, CLO, FRN, 3M TSFR + 1.75%, 5.425%, 3/13/37 (1)	1,900	1,902
Benefit Street Partners, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 4.855%, 4/20/38 (1)	1,260	1,260
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	287	288
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	34	34
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	166
Dell Equipment Finance Trust, Series 2026-1A, Class A3, 4.32%, 12/22/31 (1)	770	769
Dext ABS, Series 2025-1, Class A3, 4.77%, 8/15/35 (1)	1,550	1,559
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	33	33
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	71
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	44	45
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	44	45
Eldridge, Series 2025-2A, Class A1, CLO, FRN, 3M TSFR + 1.28%, 4.935%, 1/20/39 (1)	3,105	3,107
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, FRN, 3M TSFR + 1.35%, 5.017%, 7/24/36 (1)	3,825	3,827
Halseypoint, Series 2022-6A, Class A1R, FRN, 3M TSFR + 1.35%, 5.025%, 1/20/38 (1)	1,285	1,286
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 5/25/44 (1)	623	620
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,750	1,764
Madison Park Funding XXXV, Series 2019-35A, Class A1R2, FRN, 3M TSFR + 1.22%, 4.799%, 2/13/39 (1)	4,060	4,061
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 4.73%, 7/17/36 (1)	1,250	1,248
Neuberger Berman Loan Advisers, Series 2022-48A, Class A1R, FRN, 3M TSFR + 1.09%, 4.757%, 4/25/36 (1)	3,580	3,577
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	212	213
NMEF Funding, Series 2026-A, Class A3, 4.20%, 2/15/34 (1)	185	184
NMEF Funding, Series 2026-A, Class B, 4.48%, 2/15/34 (1)	120	118

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	23	24
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	687	694
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/46 (1)	1,002	999
PEAC Solutions Receivables, Series 2024-1A, Class A2, 5.79%, 6/21/27 (1)	293	295
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	224	225
PEAC Solutions Receivables, Series 2026-1A, Class A3, 4.39%, 7/20/33 (1)	985	985
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	99	100
Post Road Equipment Finance, Series 2026-1A, Class A2, 4.47%, 1/18/33 (1)	685	685
Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, 4/17/27 (1)	635	626
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/17/41 (1)	99	93
Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, 10/17/42 (1)	494	473
Regatta XVI Funding, Series 2019-2A, Class A1R2, FRN, 3M TSFR + 1.19%, 4.863%, 4/15/39 (1)	700	700
Rockford Tower, Series 2022-1A, Class A1R, FRN, 3M TSFR + 1.20%, 4.875%, 7/20/35 (1)	3,560	3,556
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	41	41
SCF Equipment Trust, Series 2025-1A, Class A3, 5.11%, 11/21/33 (1)	100	101
Sierra Timeshare Receivables Funding, Series 2025-2A, Class A, 4.72%, 4/20/44 (1)	480	480
Signal Peak, Series 2021-10A, Class A1R, FRN, 3M TSFR + 1.19%, 4.857%, 1/24/38 (1)	2,100	2,097
Symphony 37, Series 2022-37A, Class AR2, CLO, FRN, 3M TSFR + 1.13%, 4.805%, 1/20/37 (1)	1,530	1,527
Symphony XXXI, Series 2022-31A, Class AR, CLO, FRN, 3M TSFR + 1.17%, 4.834%, 1/22/38 (1)	555	554

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
THL Credit Wind River, Series 2019-3A, Class AR3, FRN, 3M TSFR + 1.20%, 4.873%, 1/15/38 (1)	660	659
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	1,362	1,354
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856%, 4/17/39 (1)	1,752	1,739
Trinitas VII, Series 2017-7A, Class A1R2, CLO, FRN, 3M TSFR + 1.06%, 4.727%, 1/25/35 (1)	905	904
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	46	47
Verdant Receivables, Series 2025-1A, Class B, 5.37%, 5/12/33 (1)	100	101
Verizon Master Trust, Series 2026-1, Class A1A, 3.94%, 2/20/31	1,795	1,789
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	220	220
		70,319
Student Loan 0.2%
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class A, FRN, SOFR30A + 1.30%, 4.945%, 7/27/48 (1)	828	823
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	22	22
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	57	55
Navient Refinance Loan Trust, Series 2026-A, Class A, 4.50%, 1/18/56 (1)	922	907
Navient Refinance Loan Trust, Series 2026-A, Class A, 5.36%, 9/15/56 (1)(2)	785	782
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42%, 4/20/62 (1)	323	308
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	28	26
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	40	38
		2,961
Total Asset-Backed Securities (Cost $114,788)		114,868

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 27.6%
FINANCIAL INSTITUTIONS 9.6%
Banking 5.6%
Ally Financial, 2.20%, 11/2/28	35	33
Ally Financial, VR, 6.848%, 1/3/30 (3)	680	710
American Express, VR, 4.918%, 7/20/33 (3)	630	631
Banco Bilbao Vizcaya Argentaria, 5.381%, 3/13/29	400	410
Banco Bilbao Vizcaya Argentaria, VR, 6.138%, 9/14/28 (3)	800	817
Banco Santander, 3.49%, 5/28/30	3,600	3,430
Banco Santander, 5.439%, 7/15/31	400	412
Banco Santander, VR, 5.552%, 3/14/28 (3)	1,200	1,210
Banco Santander, VR, 6.527%, 11/7/27 (3)	600	607
Bank of America, VR, 1.734%, 7/22/27 (3)	150	149
Bank of America, VR, 1.898%, 7/23/31 (3)	280	250
Bank of America, VR, 1.922%, 10/24/31 (3)	240	213
Bank of America, VR, 2.551%, 2/4/28 (3)	130	128
Bank of America, VR, 2.572%, 10/20/32 (3)	65	58
Bank of America, VR, 2.592%, 4/29/31 (3)	310	286
Bank of America, VR, 2.676%, 6/19/41 (3)	230	166
Bank of America, VR, 2.831%, 10/24/51 (3)	110	68
Bank of America, VR, 3.705%, 4/24/28 (3)	120	119
Bank of America, VR, 3.824%, 1/20/28 (3)	345	344
Bank of America, VR, 3.846%, 3/8/37 (3)	280	260
Bank of America, VR, 4.078%, 4/23/40 (3)	1,040	905
Bank of America, VR, 4.244%, 4/24/38 (3)	15	14
Bank of America, VR, 4.271%, 7/23/29 (3)	2,230	2,218
Bank of America, VR, 4.376%, 4/27/28 (3)	130	130
Bank of America, VR, 4.571%, 4/27/33 (3)	2,330	2,290
Bank of America, VR, 5.819%, 9/15/29 (3)	450	463
Bank of America, 5.875%, 2/7/42	15	15
Bank of America, VR, 5.933%, 9/15/27 (3)	360	362
Bank of America, 7.75%, 5/14/38	800	955
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (3)	1,360	1,341

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of New York Mellon, VR, 3.442%, 2/7/28 (3)	810	805
Bank of New York Mellon, VR, 3.992%, 6/13/28 (3)	240	239
Bank of New York Mellon, VR, 5.606%, 7/21/39 (3)	120	122
Bank of New York Mellon, VR, 5.834%, 10/25/33 (3)	220	233
Bank of New York Mellon, VR, 6.317%, 10/25/29 (3)	1,110	1,159
Barclays, VR, 2.279%, 11/24/27 (3)	200	197
Barclays, VR, 5.69%, 3/12/30 (3)	990	1,016
Barclays, VR, 7.437%, 11/2/33 (3)	2,050	2,295
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.25%, 9/10/29	700	712
Capital One Financial, VR, 2.359%, 7/29/32 (3)	50	43
Capital One Financial, 3.65%, 5/11/27	155	154
Capital One Financial, 3.75%, 7/28/26	110	110
Capital One Financial, VR, 4.927%, 5/10/28 (3)	220	221
Capital One Financial, VR, 5.268%, 5/10/33 (3)	110	110
Capital One Financial, VR, 5.884%, 7/26/35 (3)	1,260	1,293
Capital One Financial, VR, 7.149%, 10/29/27 (3)	220	223
Citigroup, VR, 2.666%, 1/29/31 (3)	140	130
Citigroup, VR, 3.07%, 2/24/28 (3)	190	188
Citigroup, VR, 3.785%, 3/17/33 (3)	260	245
Citigroup, VR, 3.878%, 1/24/39 (3)	1,600	1,381
Citigroup, VR, 3.887%, 1/10/28 (3)	560	558
Citigroup, VR, 3.98%, 3/20/30 (3)	60	59
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, VR, 4.91%, 5/24/33 (3)	520	518
Citigroup, VR, 5.411%, 9/19/39 (3)	200	197
Citigroup, VR, 5.449%, 6/11/35 (3)	260	264
Citigroup, 5.875%, 1/30/42	2,115	2,161
Citigroup, VR, 6.27%, 11/17/33 (3)	260	278
Commonwealth Bank of Australia, 4.577%, 11/27/26	320	321
Cooperatieve Rabobank UA, 5.25%, 5/24/41	120	118
Credit Agricole, VR, 4.656%, 1/12/32 (1)(3)	1,320	1,303
Danske Bank, VR, 4.298%, 4/1/28 (1)(3)	200	200
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (3)	1,780	1,752

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (3)	30	30
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3)	45	47
Goldman Sachs Bank USA, VR, 5.414%, 5/21/27 (3)	120	120
Goldman Sachs Group, VR, 1.542%, 9/10/27 (3)	140	139
Goldman Sachs Group, VR, 1.948%, 10/21/27 (3)	465	460
Goldman Sachs Group, VR, 2.615%, 4/22/32 (3)	150	135
Goldman Sachs Group, VR, 2.64%, 2/24/28 (3)	520	513
Goldman Sachs Group, 3.50%, 11/16/26	790	787
Goldman Sachs Group, VR, 3.615%, 3/15/28 (3)	260	258
Goldman Sachs Group, VR, 3.691%, 6/5/28 (3)	390	387
Goldman Sachs Group, 3.80%, 3/15/30	140	136
Goldman Sachs Group, VR, 4.387%, 6/15/27 (3)	120	120
Goldman Sachs Group, VR, 5.727%, 4/25/30 (3)	60	62
Goldman Sachs Group, VR, 5.851%, 4/25/35 (3)	60	62
Goldman Sachs Group, 6.25%, 2/1/41	1,940	2,050
Goldman Sachs Group, VR, 6.484%, 10/24/29 (3)	1,370	1,429
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 2.013%, 9/22/28 (3)	265	256
HSBC Holdings, VR, 3.973%, 5/22/30 (3)	840	822
HSBC Holdings, VR, 4.041%, 3/13/28 (3)	1,200	1,195
HSBC Holdings, VR, 5.402%, 8/11/33 (3)	780	793
HSBC Holdings, VR, 6.332%, 3/9/44 (3)	380	402
Huntington Bancshares, VR, 6.141%, 11/18/39 (3)	210	214
Huntington Bancshares, VR, 6.208%, 8/21/29 (3)	50	52
ING Groep, 4.55%, 10/2/28	1,290	1,293
ING Groep, VR, 5.55%, 3/19/35 (3)	2,500	2,545
ING Groep, VR, 6.114%, 9/11/34 (3)	200	212
JPMorgan Chase, VR, 1.47%, 9/22/27 (3)	520	514
JPMorgan Chase, VR, 2.182%, 6/1/28 (3)	240	234
JPMorgan Chase, VR, 2.947%, 2/24/28 (3)	380	376
JPMorgan Chase, VR, 2.956%, 5/13/31 (3)	275	257
JPMorgan Chase, VR, 3.109%, 4/22/51 (3)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (3)	145	144

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
JPMorgan Chase, VR, 3.782%, 2/1/28 (3)	485	483
JPMorgan Chase, VR, 4.203%, 7/23/29 (3)	2,180	2,166
JPMorgan Chase, VR, 4.586%, 4/26/33 (3)	210	207
JPMorgan Chase, 4.95%, 6/1/45	600	547
JPMorgan Chase, VR, 4.979%, 7/22/28 (3)	90	91
JPMorgan Chase, VR, 5.04%, 1/23/28 (3)	390	392
JPMorgan Chase, VR, 5.299%, 7/24/29 (3)	1,350	1,372
JPMorgan Chase, VR, 5.336%, 1/23/35 (3)	300	304
JPMorgan Chase, 5.50%, 10/15/40	750	764
JPMorgan Chase, VR, 6.087%, 10/23/29 (3)	1,790	1,855
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (3)	850	852
Mitsubishi UFJ Financial Group, VR, 4.505%, 1/14/32 (3)	1,935	1,906
Morgan Stanley, VR, 1.512%, 7/20/27 (3)	130	129
Morgan Stanley, VR, 1.593%, 5/4/27 (3)	130	130
Morgan Stanley, VR, 2.475%, 1/21/28 (3)	1,840	1,814
Morgan Stanley, 3.125%, 7/27/26	135	135
Morgan Stanley, VR, 3.622%, 4/1/31 (3)	10	10
Morgan Stanley, VR, 4.21%, 4/20/28 (3)	260	259
Morgan Stanley, VR, 4.431%, 1/23/30 (3)	230	229
Morgan Stanley, VR, 4.889%, 7/20/33 (3)	130	130
Morgan Stanley, VR, 5.173%, 1/16/30 (3)	1,360	1,378
Morgan Stanley, VR, 5.297%, 4/20/37 (3)	260	260
Morgan Stanley, VR, 5.32%, 7/19/35 (3)	260	262
Morgan Stanley, VR, 5.449%, 7/20/29 (3)	120	122
Morgan Stanley, VR, 5.652%, 4/13/28 (3)	240	243
Morgan Stanley, VR, 5.656%, 4/18/30 (3)	155	159
Morgan Stanley, VR, 5.831%, 4/19/35 (3)	120	125
Morgan Stanley, VR, 6.342%, 10/18/33 (3)	1,150	1,231
Morgan Stanley, VR, 6.407%, 11/1/29 (3)	60	63
Morgan Stanley, 7.25%, 4/1/32	120	136
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (3)	2,150	2,147
National Bank of Canada, VR, 4.166%, 1/20/29 (3)	1,975	1,965
Northern Trust, 4.15%, 11/19/30	1,580	1,567

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PNC Financial Services Group, VR, 4.626%, 6/6/33 (3)	110	107
PNC Financial Services Group, VR, 6.037%, 10/28/33 (3)	2,500	2,641
Royal Bank of Canada, 2.30%, 11/3/31	50	45
Royal Bank of Canada, 5.20%, 8/1/28	600	611
Santander Holdings USA, VR, 2.49%, 1/6/28 (3)(4)	380	374
Santander Holdings USA, 3.244%, 10/5/26	540	537
Santander Holdings USA, VR, 6.174%, 1/9/30 (3)	720	743
Santander Holdings USA, VR, 6.499%, 3/9/29 (3)	80	83
Santander Holdings USA, VR, 6.565%, 6/12/29 (3)	120	124
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (3)	905	898
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	232
Standard Chartered, VR, 4.529%, 6/5/32 (1)(3)	2,245	2,196
Standard Chartered, VR, 5.243%, 1/13/37 (1)(3)	760	744
State Street, VR, 2.203%, 2/7/28 (3)	160	157
State Street, VR, 4.421%, 5/13/33 (3)	430	421
State Street, 5.272%, 8/3/26	190	190
State Street, VR, 5.684%, 11/21/29 (3)	1,400	1,446
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (3)	240	239
Toronto-Dominion Bank, 4.456%, 6/8/32	95	94
Toronto-Dominion Bank, 5.264%, 12/11/26	1,570	1,580
Toronto-Dominion Bank, 5.523%, 7/17/28	340	348
Toronto-Dominion Bank, 5.532%, 7/17/26	100	100
UBS, 5.65%, 9/11/28	800	824
UBS Americas, 7.125%, 7/15/32	220	245
US Bancorp, VR, 4.967%, 7/22/33 (3)	240	238
US Bancorp, VR, 5.85%, 10/21/33 (3)	1,700	1,782
US Bancorp, VR, 6.787%, 10/26/27 (3)	220	223
Wells Fargo, VR, 2.393%, 6/2/28 (3)	710	695
Wells Fargo, VR, 2.879%, 10/30/30 (3)	735	694
Wells Fargo, VR, 3.526%, 3/24/28 (3)	1,520	1,508
Wells Fargo, VR, 3.584%, 5/22/28 (3)	1,600	1,586
Wells Fargo, 3.90%, 5/1/45	500	393
Wells Fargo, VR, 4.808%, 7/25/28 (3)	260	261

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo, VR, 5.605%, 4/23/36 (3)	2,500	2,560
Wells Fargo, VR, 5.707%, 4/22/28 (3)	860	870
Wells Fargo, VR, 6.303%, 10/23/29 (3)	690	718
Wells Fargo Bank, 5.254%, 12/11/26	760	765
Westpac Banking, 3.35%, 3/8/27	580	576
Westpac Banking, VR, 4.322%, 11/23/31 (3)	240	239
Westpac Banking, VR, 5.405%, 8/10/33 (3)	200	203
		105,405
Brokerage Asset Managers Exchanges 0.3%
BlackRock Funding, 5.25%, 3/14/54	3,000	2,797
Charles Schwab, VR, 4.914%, 11/14/36 (3)	2,395	2,335
Charles Schwab, VR, 6.196%, 11/17/29 (3)	460	479
Intercontinental Exchange, 1.85%, 9/15/32	15	13
Intercontinental Exchange, 5.20%, 6/15/62	800	715
Intercontinental Exchange, 5.25%, 6/15/31	110	113
Nasdaq, 5.95%, 8/15/53	15	15
		6,467
Finance Companies 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	150	149
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,750	1,406
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	154
		1,709
Financial Other 0.1%
Atlas Warehouse Lending, 4.625%, 11/15/28 (1)	1,665	1,644
		1,644
Insurance 2.3%
Aetna, 3.875%, 8/15/47	110	80
Aetna, 6.625%, 6/15/36	745	805
Aetna, 6.75%, 12/15/37	240	261

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
American International Group, 3.875%, 1/15/35	40	37
Arthur J Gallagher, 4.85%, 12/15/29	25	25
Arthur J Gallagher, 5.45%, 7/15/34	920	933
Arthur J Gallagher, 6.75%, 2/15/54	50	54
Athene Global Funding, 4.86%, 8/27/26 (1)	200	200
Athene Global Funding, 5.033%, 7/17/30 (1)	2,115	2,096
Berkshire Hathaway Finance, 5.75%, 1/15/40 (4)	240	257
Centene, 2.45%, 7/15/28	1,550	1,463
Centene, 2.50%, 3/1/31	60	52
Centene, 3.00%, 10/15/30	300	270
Centene, 4.25%, 12/15/27	130	129
Chubb INA Holdings, 5.00%, 3/15/34	700	703
Corebridge Financial, 3.65%, 4/5/27	240	238
Corebridge Financial, 3.85%, 4/5/29	120	118
Corebridge Financial, VR, 6.875%, 12/15/52 (3)	210	213
Corebridge Global Funding, 4.25%, 8/21/28 (1)	450	447
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	70
Elevance Health, 2.25%, 5/15/30	60	55
Elevance Health, 4.101%, 3/1/28	15	15
Elevance Health, 4.55%, 3/1/48	30	25
Elevance Health, 4.65%, 1/15/43	85	74
Elevance Health, 6.10%, 10/15/52	560	564
Enact Holdings, 6.25%, 5/28/29	1,509	1,559
Fidelity National Financial, 4.50%, 8/15/28	70	70
First American Financial, 5.45%, 9/30/34	480	473
Globe Life, 4.55%, 9/15/28	360	359
Globe Life, 5.85%, 9/15/34	680	703
Health Care Service, 2.20%, 6/1/30 (1)	15	14
Humana, 5.375%, 4/15/31	220	223
Humana, 5.75%, 12/1/28	160	164
Humana, 5.95%, 3/15/34	50	51
Jackson Financial, 3.125%, 11/23/31	560	501
Jackson National Life Global Funding, 4.70%, 6/5/28 (1)	2,260	2,257

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)	225	226
Marsh & McLennan, 5.00%, 3/15/35	240	238
Marsh & McLennan, 5.75%, 11/1/32	340	357
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	222
Met Tower Global Funding, 4.00%, 1/14/29 (1)	1,015	1,003
MetLife, 5.30%, 12/15/34	140	143
MetLife, 5.875%, 2/6/41	220	227
MetLife, 6.375%, 6/15/34	220	240
MetLife, 10.75%, 8/1/69	80	104
MGIC Investment, 5.25%, 8/15/28	850	849
New York Life Global Funding, 4.05%, 2/2/29 (1)	2,730	2,710
New York Life Insurance, 3.75%, 5/15/50 (1)	20	15
Pacific Life Global Funding II, 4.375%, 2/3/31 (1)	2,030	2,014
Pricoa Global Funding I, 4.35%, 11/25/30 (1)	4,085	4,038
Principal Financial Group, 2.125%, 6/15/30	215	195
Principal Financial Group, 3.70%, 5/15/29	195	190
Progressive, 2.45%, 1/15/27	160	158
Progressive, 6.25%, 12/1/32	60	65
Prudential Financial, VR, 5.125%, 3/1/52 (3)	240	234
Prudential Financial, VR, 6.00%, 9/1/52 (3)	120	121
Reinsurance Group of America, 5.75%, 9/15/34	1,060	1,083
RGA Global Funding, 4.35%, 8/25/28 (1)	870	865
RGA Global Funding, 4.60%, 11/25/30 (1)	1,220	1,211
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1)	1,295	1,285
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	16
Travelers, 5.35%, 11/1/40	240	238
UnitedHealth Group, 2.00%, 5/15/30	2,810	2,555
UnitedHealth Group, 3.50%, 8/15/39	740	604
UnitedHealth Group, 3.85%, 6/15/28	60	60
UnitedHealth Group, 3.875%, 12/15/28	120	119
UnitedHealth Group, 4.20%, 5/15/32	860	839
UnitedHealth Group, 4.20%, 1/15/47	35	28

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
UnitedHealth Group, 4.25%, 1/15/29	1,940	1,937
UnitedHealth Group, 4.95%, 1/15/32	120	122
UnitedHealth Group, 4.95%, 5/15/62	330	279
UnitedHealth Group, 5.00%, 4/15/34	100	100
UnitedHealth Group, 5.35%, 2/15/33	150	154
UnitedHealth Group, 5.75%, 7/15/64	120	115
UnitedHealth Group, 5.80%, 3/15/36	220	230
Willis North America, 5.15%, 3/15/36	2,410	2,357
		43,104
Real Estate Investment Trusts 1.2%
American Homes 4 Rent, 5.50%, 7/15/34	480	482
AvalonBay Communities, 2.95%, 5/11/26	120	120
AvalonBay Communities, 4.35%, 12/1/30	2,455	2,434
Boston Properties, 2.75%, 10/1/26	680	675
Boston Properties, 3.25%, 1/30/31	60	56
Boston Properties, 4.50%, 12/1/28	580	578
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	83
Brixmor Operating Partnership, 4.125%, 5/15/29	480	474
Brixmor Operating Partnership, 4.85%, 2/15/33	330	324
Camden Property Trust, 4.10%, 10/15/28	240	239
Camden Property Trust, 5.85%, 11/3/26	900	906
Cousins Properties, 5.375%, 2/15/32	540	546
Cousins Properties, 5.875%, 10/1/34	460	469
Digital Realty Trust, 4.45%, 7/15/28	240	240
Essex Portfolio, 2.65%, 3/15/32	35	31
Essex Portfolio, 4.50%, 3/15/48	20	16
Essex Portfolio, 4.875%, 2/15/36	1,405	1,358
Extra Space Storage, 4.00%, 6/15/29	15	15
Healthcare Realty Holdings, 2.00%, 3/15/31	120	105
Healthpeak Properties, 2.125%, 12/1/28	15	14
Healthpeak Properties, 2.875%, 1/15/31	15	14
Invitation Homes Operating Partnership, 4.15%, 4/15/32	120	114

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kilroy Realty, 4.25%, 8/15/29	150	145
Kilroy Realty, 4.75%, 12/15/28	240	238
Kilroy Realty, 6.25%, 1/15/36	240	240
Mid-America Apartments, 1.10%, 9/15/26	120	119
Mid-America Apartments, 3.95%, 3/15/29	660	652
Mid-America Apartments, 5.30%, 2/15/32	180	185
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	735	730
Public Storage Operating, 1.85%, 5/1/28	380	363
Public Storage Operating, 1.95%, 11/9/28	555	524
Public Storage Operating, 5.125%, 1/15/29 (4)	700	715
Public Storage Operating, 5.35%, 8/1/53	40	38
Realty Income, 3.00%, 1/15/27	900	892
Realty Income, 3.25%, 1/15/31	120	113
Realty Income, 3.95%, 8/15/27	25	25
Realty Income, 4.125%, 10/15/26	140	140
Realty Income, 5.125%, 2/15/34	200	202
Realty Income, 5.625%, 10/13/32	430	448
Regency Centers, 3.60%, 2/1/27	40	40
Rexford Industrial Realty, 2.15%, 9/1/31	120	104
Simon Property Group, 1.375%, 1/15/27	240	235
Simon Property Group, 2.65%, 2/1/32 (4)	70	63
Simon Property Group, 3.25%, 11/30/26	360	358
Simon Property Group, 3.80%, 7/15/50 (4)	35	26
Simon Property Group, 4.30%, 1/15/31	2,400	2,365
Simon Property Group, 4.75%, 9/26/34	60	59
Ventas Realty, 3.00%, 1/15/30	60	57
Ventas Realty, 4.40%, 1/15/29	750	746
Ventas Realty, 5.00%, 1/15/35	80	79
Ventas Realty, 5.625%, 7/1/34	230	237
Welltower OP, 2.80%, 6/1/31	920	844
Welltower OP, 4.125%, 3/15/29	240	238
Welltower OP, 4.25%, 4/15/28	370	369

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Welltower OP, 5.125%, 7/1/35	1,310	1,312
WP Carey, 4.25%, 10/1/26	120	120
		22,342
Total Financial Institutions		180,671
INDUSTRIAL 16.4%
Basic Industry 0.6%
Air Products & Chemicals, 2.80%, 5/15/50	120	74
Air Products & Chemicals, 4.60%, 2/8/29	440	443
Air Products & Chemicals, 4.75%, 2/8/31	180	182
Anglo American Capital, 4.625%, 3/19/31 (1)	585	579
ArcelorMittal, 6.00%, 6/17/34	120	127
ArcelorMittal, 6.55%, 11/29/27	160	165
ArcelorMittal, 6.80%, 11/29/32	1,030	1,139
ArcelorMittal, 7.00%, 10/15/39	120	132
BHP Billiton Finance USA, 4.90%, 2/28/33	120	121
BHP Billiton Finance USA, 5.10%, 9/8/28	1,530	1,558
Celanese US Holdings, 1.40%, 8/5/26	150	148
Freeport-McMoRan, 4.125%, 3/1/28	240	239
Freeport-McMoRan, 4.625%, 8/1/30	370	369
Freeport-McMoRan, 5.45%, 3/15/43	850	812
Nutrien, 4.00%, 12/15/26	180	180
Nutrien, 4.20%, 4/1/29	680	675
Nutrien, 5.40%, 6/21/34	750	764
Reliance, 2.15%, 8/15/30	400	360
Southern Copper, 5.25%, 11/8/42	250	237
Southern Copper, 5.875%, 4/23/45	180	182
Southern Copper, 7.50%, 7/27/35	110	128
Steel Dynamics, 3.25%, 1/15/31	120	113
Steel Dynamics, 5.375%, 8/15/34	240	244
Suzano Austria GmbH, 2.50%, 9/15/28	130	124
Suzano Austria GmbH, 3.125%, 1/15/32	120	107
Suzano Austria GmbH, 3.75%, 1/15/31	140	132

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vale, 5.625%, 9/11/42	120	119
WRKCo, 4.90%, 3/15/29	900	907
Yara International, 7.378%, 11/14/32 (1)	100	111
		10,471
Capital Goods 1.9%
AGCO, 5.45%, 3/21/27	240	242
Amphenol, 5.05%, 4/5/29	60	61
Boeing, 2.70%, 2/1/27	150	148
Boeing, 2.80%, 3/1/27	420	415
Boeing, 3.60%, 5/1/34 (4)	3,800	3,415
Boeing, 5.04%, 5/1/27	230	231
Boeing, 6.259%, 5/1/27	1,560	1,587
Boeing, 6.858%, 5/1/54	710	788
Boeing, 6.875%, 3/15/39	210	232
Caterpillar Financial Services, 3.95%, 11/14/28	3,325	3,308
CNH Industrial Capital, 4.375%, 3/7/31	3,155	3,092
CRH America Finance, 5.50%, 1/9/35	600	613
CRH SMW Finance DAC, 5.125%, 1/9/30	350	356
Ferguson Enterprises, 5.00%, 10/3/34	1,250	1,242
GE Vernova, 4.875%, 2/4/36	2,325	2,298
General Dynamics, 3.75%, 5/15/28	210	209
General Dynamics, 4.25%, 4/1/40	1,050	942
General Electric Captial, 6.75%, 3/15/32	460	511
Howmet Aerospace, 3.00%, 1/15/29	60	58
Howmet Aerospace, 5.95%, 2/1/37	580	615
John Deere Capital, 1.75%, 3/9/27	240	236
John Deere Capital, 2.35%, 3/8/27	1,520	1,499
John Deere Capital, 2.65%, 6/10/26	15	15
John Deere Capital, 4.40%, 9/8/31	215	215
John Deere Capital, 4.50%, 1/16/29	60	61
John Deere Capital, 4.95%, 7/14/28	80	81
John Deere Capital, 5.10%, 4/11/34	200	204

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Johnson Controls International / Tyco Fire & Security Finance, 1.75%, 9/15/30	190	169
Johnson Controls International / Tyco Fire & Security Finance, 5.50%, 4/19/29	320	330
L3Harris Technologies, 5.25%, 6/1/31	720	738
L3Harris Technologies, 5.40%, 1/15/27	410	413
Lockheed Martin, 4.75%, 2/15/34	500	499
Northrop Grumman, 3.85%, 4/15/45	15	12
Northrop Grumman, 5.25%, 5/1/50	460	427
Owens Corning, 3.95%, 8/15/29	360	354
Owens Corning, 5.70%, 6/15/34	160	166
Parker-Hannifin, 4.50%, 9/15/29	25	25
Regal Rexnord, 6.30%, 2/15/30	50	52
Regal Rexnord, 6.40%, 4/15/33	1,280	1,360
Republic Services, 2.375%, 3/15/33	490	424
Republic Services, 5.00%, 4/1/34	495	499
RTX, 4.125%, 11/16/28	650	647
RTX, 4.50%, 6/1/42	1,450	1,283
RTX, 6.10%, 3/15/34	3,000	3,228
Stanley Black & Decker, 4.25%, 11/15/28	460	459
Stanley Black & Decker, 5.20%, 9/1/40	160	150
Tyco Electronics Group, 4.875%, 2/9/36	735	724
Waste Connections, 3.20%, 6/1/32	65	60
Waste Connections, 5.00%, 3/1/34	1,220	1,226
Westinghouse Air Brake Technologies, 4.70%, 9/15/28	330	331
		36,250
Communications 2.4%
America Movil SAB de CV, 6.375%, 3/1/35	85	92
American Tower, 5.80%, 11/15/28	1,450	1,494
AppLovin, 5.50%, 12/1/34	1,080	1,077
AT&T, 2.25%, 2/1/32	345	301
AT&T, 2.75%, 6/1/31	2,500	2,281
AT&T, 3.50%, 6/1/41	650	501

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AT&T, 4.55%, 11/1/32	1,215	1,191
AT&T, 5.40%, 2/15/34	1,300	1,323
Charter Communications Operating / Charter Communications Operating Capital, 2.80%, 4/1/31	245	219
Charter Communications Operating / Charter Communications Operating Capital, 3.70%, 4/1/51	255	156
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	360	363
Comcast, 2.35%, 1/15/27	260	257
Comcast, 2.65%, 2/1/30	40	37
Comcast, 2.80%, 1/15/51	220	125
Comcast, 2.887%, 11/1/51	60	34
Comcast, 3.30%, 2/1/27	780	776
Comcast, 5.30%, 6/1/34	220	223
Comcast, 5.65%, 6/15/35 (4)	980	1,011
Comcast, 7.05%, 3/15/33	1,000	1,121
Crown Castle, 2.10%, 4/1/31	1,800	1,577
Crown Castle, 2.25%, 1/15/31	265	235
Crown Castle, 2.90%, 3/15/27	850	838
Crown Castle, 3.70%, 6/15/26	80	80
Crown Castle, 4.80%, 9/1/28	490	492
Meta Platforms, 5.40%, 8/15/54	1,800	1,600
Meta Platforms, 5.50%, 11/15/45	4,490	4,174
Meta Platforms, 5.60%, 5/15/53	220	202
Netflix, 4.375%, 11/15/26	90	90
Netflix, 4.90%, 8/15/34	240	241
Netflix, 5.875%, 11/15/28	240	249
NTT Finance, 4.876%, 7/16/30 (1)	865	871
Orange, 4.75%, 1/13/33 (1)	1,310	1,294
Orange, 5.375%, 1/13/42	240	231
Rogers Communications, 4.50%, 3/15/42	205	173
Rogers Communications, 5.00%, 2/15/29	2,645	2,666
Sprint Capital, 6.875%, 11/15/28	1,000	1,056
Sprint Capital, 8.75%, 3/15/32	270	321

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Take-Two Interactive Software, 4.95%, 3/28/28	580	584
Take-Two Interactive Software, 5.60%, 6/12/34	480	490
Telefonica Emisiones, 7.045%, 6/20/36	1,060	1,170
Time Warner Cable, 5.50%, 9/1/41	660	569
Time Warner Cable, 6.55%, 5/1/37	530	533
Time Warner Cable, 6.75%, 6/15/39	110	109
Time Warner Cable, 7.30%, 7/1/38	240	251
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 2.55%, 2/15/31	260	236
T-Mobile USA, 2.875%, 2/15/31	240	221
T-Mobile USA, 3.375%, 4/15/29	900	873
T-Mobile USA, 3.40%, 10/15/52	860	561
T-Mobile USA, 3.50%, 4/15/31	140	132
T-Mobile USA, 3.75%, 4/15/27	395	393
T-Mobile USA, 4.375%, 4/15/40	980	857
T-Mobile USA, 4.80%, 7/15/28	230	232
T-Mobile USA, 4.95%, 11/15/35	1,800	1,757
T-Mobile USA, 5.00%, 2/15/36	1,400	1,371
T-Mobile USA, 5.15%, 4/15/34	240	241
TWDC Enterprises 18, 1.85%, 7/30/26	120	119
TWDC Enterprises 18, 7.00%, 3/1/32	440	493
Verizon Communications, 2.355%, 3/15/32	150	131
Verizon Communications, 2.65%, 11/20/40	700	490
Verizon Communications, 4.00%, 3/22/50	10	8
Verizon Communications, 4.329%, 9/21/28	1,300	1,301
Verizon Communications, 4.75%, 1/15/33	1,200	1,185
Walt Disney, 2.00%, 9/1/29	130	121
Walt Disney, 2.65%, 1/13/31	1,040	965
Walt Disney, 3.375%, 11/15/26	220	219
Walt Disney, 6.20%, 12/15/34	280	308
		44,905
Consumer Cyclical 1.9%
Airbnb, 4.65%, 3/16/31	730	729

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Amazon.com, 3.875%, 8/22/37	115	103
Amazon.com, 4.65%, 11/20/35	3,100	3,017
Amazon.com, 5.65%, 3/13/46	1,855	1,827
American Honda Finance, 4.55%, 7/9/27	2,450	2,453
AutoZone, 1.65%, 1/15/31	30	26
AutoZone, 3.75%, 6/1/27	30	30
AutoZone, 5.05%, 7/15/26	250	250
Best Buy, 1.95%, 10/1/30	920	823
Best Buy, 4.45%, 10/1/28	240	240
CBRE Services, 2.50%, 4/1/31	60	54
CBRE Services, 4.90%, 1/15/33	560	553
CBRE Services, 5.95%, 8/15/34	250	261
Cummins, 5.45%, 2/20/54	210	202
Daimler Truck Finance North America, 4.15%, 1/12/29 (1)	635	627
Darden Restaurants, 3.85%, 5/1/27	240	239
Dollar General, 5.20%, 7/5/28	240	243
Dollar General, 5.50%, 11/1/52	620	570
eBay, 1.40%, 5/10/26	80	80
eBay, 2.60%, 5/10/31	90	82
eBay, 4.00%, 7/15/42	580	467
Ford Motor, 4.346%, 12/8/26	480	479
Ford Motor, 4.75%, 1/15/43	160	123
Ford Motor, 6.625%, 10/1/28	220	228
Ford Motor, 7.40%, 11/1/46	830	854
Ford Motor, 7.45%, 7/16/31	70	76
Ford Motor Credit, 4.271%, 1/9/27	1,320	1,313
Ford Motor Credit, 7.122%, 11/7/33	200	212
General Motors, 5.00%, 10/1/28	80	81
General Motors, 6.25%, 10/2/43	940	930
General Motors Financial, 1.50%, 6/10/26	130	130
General Motors Financial, 2.35%, 2/26/27	240	236
General Motors Financial, 2.40%, 4/10/28	130	125
General Motors Financial, 4.00%, 10/6/26	770	769

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
General Motors Financial, 4.35%, 1/17/27	140	140
General Motors Financial, 5.00%, 4/9/27	240	241
General Motors Financial, 5.45%, 1/8/36	165	164
General Motors Financial, 5.80%, 6/23/28	120	123
General Motors Financial, 5.80%, 1/7/29	500	514
GLP Capital / GLP Financing II, 5.625%, 9/15/34	880	874
Home Depot, 4.95%, 6/25/34	540	543
Home Depot, 5.40%, 6/25/64	60	56
Home Depot, 5.875%, 12/16/36	90	96
Home Depot, 5.95%, 4/1/41	180	190
Hyundai Capital America, 4.55%, 1/8/31 (1)	610	601
Hyundai Capital America, 4.90%, 6/23/28 (1)	2,890	2,903
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	20
Las Vegas Sands, 3.50%, 8/18/26	130	130
Las Vegas Sands, 5.90%, 6/1/27	200	202
Las Vegas Sands, 6.00%, 8/15/29	60	62
Lowe's, 4.45%, 4/1/62	1,370	1,039
Lowe's, 5.00%, 4/15/33	250	252
O'Reilly Automotive, 3.60%, 9/1/27	30	30
O'Reilly Automotive, 3.90%, 6/1/29	285	281
O'Reilly Automotive, 5.00%, 8/19/34	1,465	1,453
PACCAR Financial, Series R, 3.90%, 2/5/29	2,695	2,676
PACCAR Financial, Series R, 4.00%, 11/7/28	745	742
PACCAR Financial, 5.20%, 11/9/26	205	206
Ross Stores, 1.875%, 4/15/31	290	255
Starbucks, 2.55%, 11/15/30	320	294
Starbucks, 4.00%, 11/15/28	220	218
Starbucks, 4.90%, 2/15/31	170	172
TJX, 1.60%, 5/15/31	30	26
TJX, 2.25%, 9/15/26	240	238
Toyota Motor Credit, 1.90%, 4/6/28	120	115
Toyota Motor Credit, 3.20%, 1/11/27	240	238
Toyota Motor Credit, 3.65%, 1/8/29	1,140	1,122

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Toyota Motor Credit, 4.60%, 10/10/31	80	80
Toyota Motor Credit, 4.65%, 1/5/29	60	61
Toyota Motor Credit, 4.80%, 1/5/34	120	120
Toyota Motor Credit, 5.05%, 5/16/29	60	61
Toyota Motor Credit, 5.25%, 9/11/28	970	992
Tractor Supply, 1.75%, 11/1/30	240	212
Uber Technologies, 5.35%, 9/15/54	40	37
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	200	201
		36,412
Consumer Non-Cyclical 3.4%
Abbott Laboratories, 1.40%, 6/30/30	140	124
Abbott Laboratories, 3.75%, 11/30/26	220	220
Abbott Laboratories, 4.75%, 11/30/36	410	401
Abbott Laboratories, 6.15%, 11/30/37	200	218
AbbVie, 2.95%, 11/21/26	990	984
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.05%, 11/21/39	560	491
AbbVie, 4.50%, 5/14/35	715	690
AbbVie, 4.55%, 3/15/35	240	233
AbbVie, 4.80%, 3/15/29	145	147
AbbVie, 5.05%, 3/15/34	960	972
Amgen, 1.65%, 8/15/28	800	754
Amgen, 3.15%, 2/21/40	120	93
Amgen, 4.40%, 2/22/62	120	92
Amgen, 5.15%, 11/15/41	240	227
Amgen, 5.75%, 3/2/63	910	868
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 8.20%, 1/15/39	1,320	1,664
AstraZeneca, 1.375%, 8/6/30	135	120
AstraZeneca, 4.00%, 1/17/29	520	518
AstraZeneca, 4.00%, 9/18/42	50	42
Astrazeneca Finance, 1.75%, 5/28/28	400	381

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Astrazeneca Finance, 4.85%, 2/26/29	1,020	1,036
Astrazeneca Finance, 4.875%, 3/3/28	220	223
Astrazeneca Finance, 4.875%, 3/3/33	100	102
Astrazeneca Finance, 5.00%, 2/26/34	200	203
Augusta SpinCo, 4.656%, 3/23/31	1,645	1,640
BAT Capital, 3.557%, 8/15/27	538	532
BAT Capital, 4.39%, 8/15/37	250	227
BAT Capital, 4.70%, 4/2/27	180	181
BAT Capital, 7.079%, 8/2/43	90	99
BAT Capital, 7.081%, 8/2/53	1,100	1,217
Becton Dickinson, 4.874%, 2/8/29	180	182
Biogen, 3.15%, 5/1/50	15	10
Cencora, 2.70%, 3/15/31	280	256
Cencora, 4.85%, 12/15/29	970	981
Cigna Group, 4.90%, 12/15/48	3,110	2,691
CommonSpirit Health, 2.782%, 10/1/30	20	18
Conagra Brands, 5.00%, 8/1/30 (4)	2,000	2,002
CVS Health, 1.30%, 8/21/27	240	231
CVS Health, 1.875%, 2/28/31	15	13
CVS Health, 2.875%, 6/1/26	130	130
CVS Health, 3.00%, 8/15/26	200	199
CVS Health, 3.25%, 8/15/29	50	48
CVS Health, 4.125%, 4/1/40	660	555
CVS Health, 4.875%, 7/20/35	710	686
CVS Health, 5.00%, 1/30/29	60	61
CVS Health, 5.00%, 9/15/32	320	321
CVS Health, 5.125%, 7/20/45	145	128
CVS Health, 5.40%, 6/1/29	720	736
CVS Health, 5.70%, 6/1/34	60	62
CVS Health, 5.875%, 6/1/53	380	361
CVS Health, 6.00%, 6/1/63	850	806
CVS Health, 6.125%, 9/15/39	80	82
CVS Health, 6.25%, 6/1/27	240	245

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Eli Lilly, 4.70%, 2/9/34	240	239
Eli Lilly, 4.90%, 10/15/35	2,500	2,496
Eli Lilly, 5.10%, 2/9/64	170	152
Eli Lilly, 5.20%, 8/14/64	180	163
Estee Lauder, 5.00%, 2/14/34 (4)	640	639
Hackensack Meridian Health, 4.211%, 7/1/48	85	69
Haleon US Capital, 3.375%, 3/24/27	620	615
HCA, 4.125%, 6/15/29	200	197
HCA, 4.375%, 3/15/42	20	17
HCA, 5.875%, 2/1/29	2,150	2,209
IQVIA, 6.25%, 2/1/29	1,095	1,136
Kaiser Foundation Hospitals, 2.81%, 6/1/41	1,250	910
Kaiser Foundation Hospitals, 3.002%, 6/1/51	840	536
Kenvue, 4.90%, 3/22/33	550	553
Kenvue, 5.00%, 3/22/30	700	714
Kenvue, 5.10%, 3/22/43	60	57
Kenvue, 5.20%, 3/22/63	90	80
Keurig Dr. Pepper, 3.20%, 5/1/30	3,500	3,292
Kraft Heinz Foods, 5.20%, 3/15/32	3,000	3,039
Kroger, 2.65%, 10/15/26	1,550	1,539
Kroger, 5.00%, 9/15/34	120	118
Mars, 4.75%, 4/20/33 (1)	100	99
Mars, 5.00%, 3/1/32 (1)	2,000	2,029
McCormick, 4.15%, 2/15/29	1,140	1,130
McKesson, 1.30%, 8/15/26	240	238
McKesson, 4.90%, 7/15/28 (4)	240	243
MedStar Health, 3.626%, 8/15/49	30	22
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Merck, 5.15%, 5/17/63	230	205
Mondelez International, 4.75%, 2/20/29	3,400	3,437
Northwell Healthcare, 3.979%, 11/1/46	20	15
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Pfizer, 4.50%, 11/15/32	2,465	2,441

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pfizer Investment Enterprises, 4.45%, 5/19/28	180	181
Providence St Joseph Health Obligated Group, 2.532%, 10/1/29	120	112
Revvity, 3.30%, 9/15/29	500	479
Reynolds American, 5.70%, 8/15/35	630	648
Reynolds American, 7.25%, 6/15/37	240	273
Roche Holdings, 4.075%, 12/2/30 (1)	1,605	1,584
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29	291	298
Stanford Health Care, 3.795%, 11/15/48	10	8
Sutter Health, 3.695%, 8/15/28	240	237
Takeda Pharmaceutical, 5.00%, 11/26/28	1,160	1,175
Tyson Foods, 3.55%, 6/2/27	180	178
Tyson Foods, 4.35%, 3/1/29	120	120
Tyson Foods, 5.40%, 3/15/29	660	675
Wyeth, 5.95%, 4/1/37	240	256
Wyeth, 6.00%, 2/15/36	220	235
Zoetis, 4.15%, 8/17/28	2,890	2,875
		63,546
Energy 2.6%
Boardwalk Pipelines, 3.40%, 2/15/31	25	23
BP Capital Markets America, 3.543%, 4/6/27	1,080	1,075
BP Capital Markets America, 3.937%, 9/21/28	760	755
BP Capital Markets America, 4.812%, 2/13/33	430	431
BP Capital Markets America, 4.989%, 4/10/34	380	383
BP Capital Markets America, 5.227%, 11/17/34	360	367
Cameron LNG, 3.701%, 1/15/39 (1)	40	34
Canadian Natural Resources, 2.95%, 7/15/30	20	19
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	580	583
Cheniere Energy, 4.625%, 10/15/28	330	329
Cheniere Energy Partners, 4.50%, 10/1/29	240	239
Cheniere Energy Partners, 5.95%, 6/30/33	1,000	1,049
Chevron USA, 4.30%, 10/15/30 (4)	1,725	1,727

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Columbia Pipelines Holding, 4.999%, 11/17/32 (1)	2,580	2,563
Continental Resources, 4.375%, 1/15/28	310	308
Continental Resources, 4.90%, 6/1/44	180	144
Coterra Energy, 3.90%, 5/15/27	1,350	1,343
Coterra Energy, 4.375%, 3/15/29	60	60
Devon Energy, 4.75%, 5/15/42	250	220
Devon Energy, 5.20%, 9/15/34 (4)	90	90
Devon Energy, 7.95%, 4/15/32	60	69
Enbridge, 1.60%, 10/4/26	1,020	1,009
Enbridge, 4.20%, 11/20/28	1,710	1,699
Enbridge, 5.625%, 4/5/34	55	57
Enbridge, 5.90%, 11/15/26	90	91
Enbridge, 6.70%, 11/15/53	35	38
Enbridge, VR, 7.375%, 3/15/55 (3)(4)	210	222
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 4.95%, 6/15/28	60	61
Energy Transfer, 5.35%, 1/15/36	2,155	2,142
Energy Transfer, 5.55%, 5/15/34	100	102
Energy Transfer, 5.60%, 9/1/34	60	61
Enterprise Products Operating, 4.15%, 10/16/28	110	110
Enterprise Products Operating, 4.30%, 6/20/28	710	710
Enterprise Products Operating, 4.60%, 1/11/27	580	582
Enterprise Products Operating, 4.60%, 1/15/31	1,070	1,072
Enterprise Products Operating, 4.85%, 1/31/34	1,020	1,019
Enterprise Products Operating, VR, 5.25%, 8/16/77 (3)	240	239
Enterprise Products Operating, 5.35%, 1/31/33	100	103
Enterprise Products Operating, VR, 5.375%, 2/15/78 (3)	110	110
Enterprise Products Operating, 5.95%, 2/1/41	220	230
Enterprise Products Operating, 6.65%, 10/15/34	120	133
EOG Resources, 4.40%, 7/15/28	960	962
EOG Resources, 4.40%, 1/15/31	805	799
Halliburton, 2.92%, 3/1/30	500	471
Hess, 5.60%, 2/15/41	620	631

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hess, 7.125%, 3/15/33	50	57
Marathon Petroleum, 5.70%, 3/1/35 (4)	2,500	2,567
MPLX, 4.80%, 2/15/31	1,635	1,639
MPLX, 5.50%, 6/1/34	280	284
MPLX, 5.65%, 3/1/53	350	320
Occidental Petroleum, 5.375%, 1/1/32	90	92
Occidental Petroleum, 6.45%, 9/15/36	70	75
Occidental Petroleum, 7.875%, 9/15/31	320	364
Occidental Petroleum, 7.95%, 6/15/39	70	83
ONEOK, 5.375%, 6/1/29	1,280	1,305
ONEOK, 5.55%, 11/1/26	710	714
ONEOK, 5.60%, 4/1/44	240	222
ONEOK, 6.625%, 9/1/53	200	206
Ovintiv, 6.50%, 8/15/34	80	86
Ovintiv, 7.375%, 11/1/31	60	67
Patterson-UTI Energy, 3.95%, 2/1/28	120	118
Patterson-UTI Energy, 5.15%, 11/15/29	560	561
Patterson-UTI Energy, 7.15%, 10/1/33	590	639
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	70
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	85
Sabine Pass Liquefaction, 5.00%, 3/15/27	1,280	1,283
Schlumberger Investment, 4.50%, 5/15/28	240	240
Shell Finance US, 2.375%, 11/7/29	590	554
Shell Finance US, 2.75%, 4/6/30	1,030	970
Shell Finance US, 3.875%, 11/13/28 (1)	80	79
Shell Finance US, 6.375%, 12/15/38 (1)	240	264
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,080	1,084
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29	90	91
Spectra Energy Partners, 3.375%, 10/15/26	520	518
Targa Resources, 5.20%, 7/1/27	1,260	1,269
Targa Resources, 5.50%, 2/15/35	170	172
Targa Resources Partners / Targa Resources Partners Finance, 5.00%, 1/15/28	203	203

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	460	466
TotalEnergies Capital, 3.883%, 10/11/28	240	239
TotalEnergies Capital, 5.15%, 4/5/34	240	245
TotalEnergies Capital, 5.275%, 9/10/54	150	140
TotalEnergies Capital International, 3.127%, 5/29/50	1,450	961
TotalEnergies Capital USA, 4.569%, 1/13/33	1,550	1,534
TransCanada PipeLines, 4.625%, 3/1/34	1,060	1,025
TransCanada PipeLines, 5.85%, 3/15/36	200	207
TransCanada PipeLines, 7.625%, 1/15/39	120	141
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	8
Western Midstream Operating, 5.45%, 11/15/34	450	448
Western Midstream Operating, 6.35%, 1/15/29	640	666
Williams, 4.625%, 6/30/30	1,025	1,024
Williams, 5.15%, 3/15/34	585	585
Williams, 5.30%, 8/15/28	920	937
Williams, 8.75%, 3/15/32	120	143
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		49,544
Industrial Other 0.2%
Booz Allen Hamilton, 5.95%, 4/15/35 (4)	2,000	2,015
Cornell University, 4.835%, 6/15/34	360	362
President and Fellows of Harvard College, 4.609%, 2/15/35	810	803
Washington University, 3.524%, 4/15/54	120	86
		3,266
Technology 2.8%
Accenture Capital, 4.05%, 10/4/29	540	536
Accenture Capital, 4.50%, 10/4/34	990	954
Alphabet, 4.80%, 2/15/36	2,155	2,124
Analog Devices, 1.70%, 10/1/28	1,020	962
Analog Devices, 3.50%, 12/5/26	530	528
Broadcom, 2.45%, 2/15/31	540	492

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Broadcom, 3.50%, 2/15/41	210	168
Broadcom, 4.00%, 4/15/29 (1)	240	238
Broadcom, 4.60%, 7/15/30	830	833
Broadcom, 4.60%, 1/15/33	2,475	2,445
Broadcom, 5.05%, 7/12/29	400	408
Broadcom, 5.15%, 11/15/31	140	143
Broadcom / Broadcom Cayman Finance, 3.50%, 1/15/28	210	208
Cadence Design Systems, 4.30%, 9/10/29	65	65
CDW / CDW Finance, 2.67%, 12/1/26	1,110	1,099
CDW / CDW Finance, 3.25%, 2/15/29	260	248
CDW / CDW Finance, 4.25%, 4/1/28	45	44
CDW / CDW Finance, 5.55%, 8/22/34	160	159
Dell International / EMC, 8.10%, 7/15/36	810	964
Equinix, 2.90%, 11/18/26	520	516
Equinix Europe 2 Financing, 5.50%, 6/15/34	920	938
Fidelity National Information Services, 4.80%, 3/10/31	1,695	1,685
Fiserv, 3.20%, 7/1/26	40	40
Fiserv, 4.20%, 10/1/28	910	900
Fiserv, 5.15%, 8/12/34	360	350
Fiserv, 5.375%, 8/21/28	800	811
Fiserv, 5.45%, 3/2/28	1,500	1,519
Fortinet, 2.20%, 3/15/31	1,060	943
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	210
Foundry JV Holdco, 6.20%, 1/25/37 (1)	2,600	2,741
Intel, 1.60%, 8/12/28	260	244
Intel, 3.15%, 5/11/27	240	237
Intel, 3.75%, 3/25/27	910	906
Intel, 4.60%, 3/25/40	190	170
Intel, 4.875%, 2/10/28	120	121
Intel, 5.00%, 2/21/31	160	162
International Business Machines, 1.70%, 5/15/27	240	234
International Business Machines, 4.15%, 5/15/39	240	207
International Business Machines, 6.22%, 8/1/27	1,160	1,187

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Keysight Technologies, 3.00%, 10/30/29	50	48
Keysight Technologies, 4.60%, 4/6/27	120	120
Keysight Technologies, 4.95%, 10/15/34	240	238
Leidos, 2.30%, 2/15/31	2,000	1,778
Marvell Technology, 2.45%, 4/15/28	80	77
Marvell Technology, 2.95%, 4/15/31	2,240	2,066
Marvell Technology, 4.75%, 7/15/30	215	216
Marvell Technology, 4.875%, 6/22/28	120	121
Marvell Technology, 5.75%, 2/15/29	70	72
Motorola Solutions, 2.30%, 11/15/30	70	63
Motorola Solutions, 5.00%, 4/15/29	1,090	1,104
Motorola Solutions, 5.40%, 4/15/34	160	162
NXP / NXP Funding, 5.55%, 12/1/28	1,330	1,359
NXP / NXP Funding / NXP USA, 2.50%, 5/11/31	135	121
NXP / NXP Funding / NXP USA, 3.15%, 5/1/27	305	301
NXP / NXP Funding / NXP USA, 3.40%, 5/1/30 (4)	15	14
NXP / NXP Funding / NXP USA, 4.30%, 8/19/28	225	224
Oracle, 2.875%, 3/25/31	260	231
Oracle, 3.60%, 4/1/40	15	11
Oracle, 4.00%, 11/15/47	3,135	2,063
Oracle, 5.20%, 9/26/35 (4)	1,800	1,676
Oracle, 6.90%, 11/9/52	1,490	1,408
Qorvo, 4.375%, 10/15/29	956	938
RELX Capital, 3.00%, 5/22/30	25	24
RELX Capital, 4.00%, 3/18/29	560	553
Salesforce, 1.50%, 7/15/28	1,350	1,269
Salesforce, 1.95%, 7/15/31	70	61
Salesforce, 2.70%, 7/15/41	4,580	3,124
ServiceNow, 1.40%, 9/1/30	590	514
Teledyne Technologies, 2.25%, 4/1/28	130	125
Teledyne Technologies, 2.75%, 4/1/31	870	795
Texas Instruments, 1.90%, 9/15/31 (4)	1,900	1,675
Texas Instruments, 3.875%, 3/15/39	190	167

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Instruments, 5.05%, 5/18/63	1,900	1,685
VeriSign, 4.75%, 7/15/27	880	880
Visa, 1.90%, 4/15/27	450	442
Visa, 2.70%, 4/15/40	915	693
Visa, 4.30%, 12/14/45	70	60
VMware, 1.40%, 8/15/26	225	223
VMware, 1.80%, 8/15/28	120	113
		53,553
Transportation 0.6%
Burlington Northern Santa Fe, 5.05%, 3/1/41	140	136
Burlington Northern Santa Fe, 5.15%, 9/1/43	140	133
Burlington Northern Santa Fe, 5.50%, 3/15/55	210	202
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,080	1,176
Canadian Pacific Railway, 1.75%, 12/2/26	95	94
Canadian Pacific Railway, 2.875%, 11/15/29	120	114
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
Canadian Pacific Railway, 6.125%, 12/31/99	290	292
Element Fleet Management, 4.641%, 11/24/30 (1)	2,565	2,545
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	8
ERAC USA Finance, 4.70%, 4/30/31 (1)	2,935	2,930
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	184
FedEx, 4.10%, 4/15/43	100	79
FedEx, 4.10%, 2/1/45	70	55
FedEx, 4.75%, 11/15/45	740	623
FedEx, 5.10%, 1/15/44	230	209
FedEx 2025 Notes, 4.75%, 11/15/45	70	60
Norfolk Southern, 5.95%, 3/15/64	720	717
Southwest Airlines, 3.00%, 11/15/26	240	238
Southwest Airlines, 5.125%, 6/15/27	580	583
Sydney Airport Finance, 5.248%, 3/26/36 (1)	1,660	1,648
Transurban Finance, 2.45%, 3/16/31 (1)	30	27

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 2/25/33	37	36
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	174	177
		12,286
Total Industrial		310,233
UTILITY 1.6%
Electric 1.5%
AEP Texas, 4.70%, 5/15/32	30	30
Ameren, 3.50%, 1/15/31	360	342
Ameren, 5.00%, 1/15/29	800	811
Ameren, 5.00%, 5/15/36	710	694
Ameren, 5.70%, 12/1/26	615	619
American Electric Power, VR, 6.95%, 12/15/54 (3)	170	181
American Electric Power, VR, 7.05%, 12/15/54 (3)(4)	60	63
Appalachian Power, 4.40%, 5/15/44	500	410
Appalachian Power, 4.50%, 8/1/32	1,090	1,069
Appalachian Power, 7.00%, 4/1/38	760	846
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	70
CMS Energy, VR, 3.75%, 12/1/50 (3)	130	120
Commonwealth Edison, 3.70%, 8/15/28	1,640	1,621
Commonwealth Edison, 4.00%, 3/1/48	60	47
Constellation Energy Generation, 4.40%, 1/15/31	1,275	1,262
Constellation Energy Generation, 5.80%, 3/1/33	320	335
Constellation Energy Generation, 6.25%, 10/1/39	120	127
Constellation Energy Generation, 6.50%, 10/1/53	50	53
DTE Energy, 2.85%, 10/1/26	800	795
DTE Energy, 5.10%, 3/1/29	450	457
Duke Energy Florida, 4.85%, 12/1/35	1,680	1,647
Duke Energy Florida, 5.95%, 11/15/52	2,050	2,068
Duke Energy Indiana, 5.40%, 4/1/53	40	37
Entergy Arkansas, 5.45%, 6/1/34	240	247
Eversource Energy, 2.90%, 3/1/27	120	119

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Eversource Energy, 5.95%, 7/15/34	160	167
FirstEnergy Transmission, 5.00%, 1/15/35	75	74
Georgia Power, 4.95%, 5/17/33	100	101
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	75
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
National Grid, 5.602%, 6/12/28	320	327
Nevada Power, 3.70%, 5/1/29	940	921
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	76
NextEra Energy Capital Holdings, 4.40%, 3/1/31	3,575	3,549
NextEra Energy Capital Holdings, 4.685%, 9/1/27	420	422
NextEra Energy Capital Holdings, VR, 5.65%, 5/1/79 (3)	240	239
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	865	863
Niagara Mohawk Power, 5.112%, 1/12/36 (1)	2,030	1,994
PacifiCorp, 2.90%, 6/15/52	90	53
PacifiCorp, 5.10%, 2/15/29	220	223
PacifiCorp, 5.75%, 4/1/37	240	243
PacifiCorp, 5.80%, 1/15/55	150	141
Southern, VR, 3.75%, 9/15/51 (3)	240	239
Southern, 4.40%, 7/1/46	300	247
Southern California Edison, 5.15%, 6/1/29	150	152
Southern Power, Series B, 4.90%, 10/1/35	850	823
Union Electric, 5.20%, 4/1/34	220	223
Vistra Operations, 5.25%, 4/30/33 (1)	2,140	2,131
Xcel Energy, 4.00%, 6/15/28	90	89
Xcel Energy, 4.60%, 6/1/32	1,410	1,388
Xcel Energy, 5.45%, 8/15/33	120	122
		28,967
Natural Gas 0.1%
NiSource, 1.70%, 2/15/31	160	139
NiSource, 3.49%, 5/15/27	55	55
NiSource, 3.95%, 3/30/48	45	34
NiSource, 5.65%, 2/1/45	15	14
NiSource, VR, 6.375%, 3/31/55 (3)	220	227

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NiSource, VR, 6.95%, 11/30/54 (3)	60	62
Sempra, 5.25%, 3/15/36	350	346
Southern California Gas, 2.95%, 4/15/27	220	218
Southern California Gas, 5.20%, 6/1/33	200	204
Southern California Gas, 5.75%, 6/1/53	210	204
Southern Co Gas Capital, 1.75%, 1/15/31	120	105
Southern Co Gas Capital, 4.95%, 9/15/34	730	720
Southern Co Gas Capital, 5.15%, 9/15/32	100	101
		2,429
Total Utility		31,396
Total Corporate Bonds (Cost $523,260)		522,300
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.4%
Local Authorities 0.4%
Kentucky Power Cost Recovery, 5.296%, 9/1/45	2,369	2,395
Province of Alberta, 4.50%, 1/24/34	205	205
Province of British Columbia Canada, 4.20%, 7/6/33	98	96
Province of British Columbia Canada, 4.80%, 6/11/35	2,619	2,650
Province of Manitoba Canada, 4.30%, 7/27/33	250	247
Province of Ontario Canada, 3.70%, 9/17/29	2,600	2,571
		8,164
Owned No Guarantee 0.1%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	1,200	1,142
		1,142
Sovereign 0.9%
Chile Government International Bonds, 5.65%, 1/13/37	2,500	2,617
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	2,060	2,076
Peruvian Government International Bond, 5.375%, 2/8/35	1,000	1,009
Republic of Poland Government International Bonds, 5.50%, 3/18/54	2,000	1,861
Republic of Poland Government International Bonds, 5.375%, 4/14/36	1,800	1,810

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Romanian Government International Bonds, 6.625%, 5/16/36 (1)	4,500	4,546
United Mexican States, 4.75%, 3/8/44	300	243
United Mexican States, 2.659%, 5/24/31	2,800	2,492
United Mexican States, 3.50%, 2/12/34	700	600
United Mexican States, 6.125%, 2/9/38	610	604
		17,858
Total Foreign Government Obligations & Municipalities (Cost $26,970)		27,164
MUNICIPAL SECURITIES 1.0%
California 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	41
California, GO, 7.50%, 4/1/34	1,500	1,719
California, GO, 7.60%, 11/1/40	1,200	1,438
California State Univ., 6.484%, 11/1/41	250	263
Regents of the University of California Medical Center Pooled Revenue, Series H, 6.548%, 5/15/48	600	628
Regents of the University of California Medical Center Pooled Revenue, Series F, 6.583%, 5/15/49	500	524
		4,613
District Of Columbia 0.0%
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, 7.462%, 10/1/46	225	261
		261
Georgia 0.1%
County of Fulton, GO, 5.148%, 7/1/39	205	205
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	1,746	1,847
		2,052
Illinois 0.2%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	272
Chicago Wastewater Transmission Revenue, Series B, 6.90%, 1/1/40 (5)	2,000	2,183

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cook County, GO, 6.36%, 11/15/33	25	27
Illinois Municipal Electric Agency, 6.832%, 2/1/35	875	916
		3,398
Louisiana 0.0%
Louisiana Local Government Environmental Facilities & CDA, Series A, 4.475%, 8/1/39	60	58
		58
Maryland 0.0%
Maryland HHEFA, Series B, 4.815%, 7/1/43	40	37
		37
New York 0.0%
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series I-2, 5.658%, 5/1/40	480	491
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	59
		550
Ohio 0.2%
American Municipal Power, Series B, 7.834%, 2/15/41	1,200	1,436
American Municipal Power, Series C, 6.053%, 2/15/43	1,500	1,504
		2,940
Tennessee 0.0%
Metropolitan Government Nashville & Davidson County HEFA, Series B, 3.235%, 7/1/52	75	48
		48
Texas 0.2%
Dallas Area Rapid Transit, 4.922%, 12/1/41	1,955	1,901
Dallas Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	47
Dallas Fort Worth Int'l Airport, Series A, 4.507%, 11/1/51	750	644
Dallas Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	234
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	2,500	1,724

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Natural Gas Securitization Fin., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	30
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	23
		4,603
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	45
		45
Wisconsin 0.0%
PFA, Series B, 3.405%, 7/1/51	70	48
		48
Total Municipal Securities (Cost $19,067)		18,653
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.2%
Collateralized Mortgage Obligations 2.2%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	5	5
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	53	45
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	242	241
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	502	504
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	38	35
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	94	77
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	25	24
COLT Mortgage Loan Trust, Series 2022-3, Class A1, CMO, ARM, 4.216%, 2/25/67 (1)	64	63
COLT Mortgage Loan Trust, Series 2025-4, Class A1, CMO, ARM, 5.794%, 4/25/70 (1)	173	175
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,370	1,376

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1, CMO, ARM, 5.601%, 2/25/70 (1)	184	185
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, FRN, CMO, ARM, SOFR30A + 1.05%, 4.695%, 2/25/46 (1)	581	581
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, CMO, ARM, 4.797%, 12/25/70 (1)	1,473	1,464
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	16	15
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	70
Ellington Financial Mortgage Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	130	130
Ellington Financial Mortgage Trust, Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1)	361	361
Ellington Financial Mortgage Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	279	278
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1F, FRN, CMO, ARM, SOFR30A + 1.20%, 4.845%, 2/25/71 (1)	858	858
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 4.495%, 11/25/41 (1)	3	3
Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 4.895%, 8/25/44 (1)	837	841
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, FRN, CMO, ARM, SOFR30A + 1.10%, 4.745%, 9/25/45 (1)	1,058	1,058
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 0.95%, 4.595%, 2/25/45 (1)	97	97
GCAT Trust, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	52	44
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	490	491
GCAT Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.529%, 6/25/70 (1)	1,772	1,781

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	1,001	1,001
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	1,871	1,871
JP Morgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO, ARM, 5.088%, 10/25/49 (1)	829	826
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	175	174
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	1,077	1,077
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	2,853	2,865
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	262	263
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	224	225
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	77	66
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1)	758	762
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	2,182	2,188
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	608	607
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	404	405
NYMT Loan Trust, Series 2026-INV1, Class A1, CMO, ARM, 4.766%, 2/25/61 (1)	596	593
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	957	958
OBX Trust, Series 2025-NQM15, Class A1F, FRN, CMO, ARM, SOFR30A + 1.15%, 4.795%, 7/27/65 (1)	506	507
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	1,889	1,903
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%, 1/25/63 (1)	2,613	2,592
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, ARM, 5.522%, 8/10/42 (1)	2,090	2,123

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1)	160	159
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.431%, 11/25/63 (1)	849	847
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1)	1,305	1,301
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.866%, 12/25/64 (1)	3,705	3,736
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO, ARM, 4.106%, 1/25/66 (1)	1,635	1,620
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	469	470
Verus Securitization Trust, Series 2025-3, Class A1, CMO, ARM, 5.623%, 5/25/70 (1)	334	337
Verus Securitization Trust, Series 2025-7, Class A1F, FRN, CMO, ARM, SOFR30A + 1.20%, 4.845%, 8/25/70 (1)	1,453	1,456
		41,734
Commercial Mortgage-Backed Securities 2.0%
Bank, Series 2019-BN17, Class A4, ARM, 3.714%, 4/15/52	385	375
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	500	510
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	10	10
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	2,010	2,085
Bank5, Series 2025-5YR14, Class A3, ARM, 5.646%, 4/15/58	2,495	2,576
Bank5, Series 2026-5YR20, Class A3, ARM, 5.104%, 2/15/59	140	142
Bank5, Series 2026-5YR21, Class A3, ARM, 5.525%, 4/15/59	1,230	1,269
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	555	530
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	2,735	2,584
Benchmark Mortgage Trust, Series 2022-B36, Class A5, ARM, 4.47%, 7/15/55	2,255	2,181
Benchmark Mortgage Trust, Series 2023-B39, Class A5, ARM, 5.754%, 7/15/56	810	847
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	695	720

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.859%, 7/15/57	55	58
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM, 6.189%, 7/15/57	386	402
Benchmark Mortgage Trust, Series 2025-B41, Class A5, ARM, 5.407%, 7/15/68	540	553
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM, 5.439%, 8/15/58	400	410
Benchmark Mortgage Trust, Series 2026-B42, Class A5, ARM, 5.10%, 3/15/59	2,748	2,756
BMO Mortgage Trust, Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57	490	508
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, ARM, FRN, 1M TSFR + 1.32%, 4.978%, 1/15/42 (1)	190	190
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.055%, 2/15/43 (1)	3,650	3,652
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	98
BX Trust, Series 2025-ROIC, Class A, ARM, FRN, 1M TSFR + 1.14%, 4.799%, 3/15/30 (1)	717	716
CENT Trust, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1)	2,810	2,823
DBC Mortgage Trust, Series 2025-DBC, Class A, ARM, FRN, 1M TSFR + 1.35%, 5.005%, 11/15/42 (1)	2,505	2,507
Extended Stay America Trust, Series 2025-ESH, Class A, ARM, FRN, 1M TSFR + 1.30%, 4.955%, 10/15/42 (1)	458	458
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, ARM, 5.649%, 1/13/40 (1)	745	763
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.95%, 1/13/40 (1)	1,340	1,371
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (1)	968	962
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, ARM, 4.912%, 10/15/42 (1)	1,480	1,473
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, ARM, 5.633%, 8/15/58	1,215	1,267
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	1,080	1,146

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 5.246%, 6/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	200	200
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	600	568
		36,887
Total Non-U.S. Government Mortgage-Backed Securities (Cost $78,606)		78,621
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 25.9%
U.S. Government Agency Obligations 21.0%
Federal Home Loan Mortgage
1.50%, 2/1/36 - 4/1/41	398	352
2.00%, 8/1/36 - 4/1/52	24,329	19,953
ARM, 2.347%, 11/25/31	390	351
2.50%, 3/1/42 - 7/1/52	32,192	27,306
3.00%, 9/1/32 - 7/1/52	22,934	20,361
3.50%, 10/1/47 - 7/1/52	6,596	6,036
3.71%, 9/25/32	165	158
4.00%, 11/1/37 - 11/1/52	8,794	8,357
ARM, 4.13%, 3/25/31	1,805	1,793
ARM, 4.163%, 10/25/30	1,430	1,423
ARM, 4.22%, 12/25/30	2,205	2,198
ARM, 4.25%, 4/25/33	3,500	3,448
4.32%, 9/25/30 - 3/25/36	4,460	4,382
ARM, 4.34%, 9/25/30	1,325	1,328
ARM, 4.361%, 5/25/30	1,335	1,339
4.40%, 10/25/30	730	732
ARM, 4.421%, 5/25/30	3,115	3,129
4.43%, 2/25/33	125	125
4.50%, 11/1/52 - 10/1/53	1,452	1,405
ARM, 4.60%, 9/25/35	2,395	2,385
ARM, 4.85%, 1/25/30	4,435	4,518

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 11/25/28 - 11/1/55	10,787	10,755
ARM, 5.355%, 1/25/29	3,000	3,082
5.50%, 4/1/53 - 12/1/55	22,086	22,309
6.00%, 2/1/53 - 1/1/56	12,558	12,928
6.50%, 5/1/54 - 10/1/54	2,356	2,456
7.00%, 6/1/54	128	135
Federal National Mortgage Assn.
1.50%, 10/1/36 - 1/1/42	5,430	4,865
2.00%, 9/1/36 - 3/1/52	75,474	62,300
2.50%, 7/1/30 - 5/1/52	26,919	22,852
3.00%, 1/1/35 - 8/1/52	12,634	11,415
3.50%, 1/1/33 - 8/1/53	20,851	19,147
4.00%, 11/1/39 - 6/1/53	7,928	7,507
4.50%, 4/1/41 - 1/1/55	11,448	11,080
5.00%, 11/1/44 - 3/1/56	22,259	22,066
5.50%, 5/1/44 - 10/1/55	15,216	15,373
6.00%, 12/1/52 - 11/1/55	16,224	16,687
6.50%, 5/1/54 - 7/1/55	4,470	4,649
FREMF Mortgage Trust, 4.00%, 3/25/31	1,280	1,260
UMBS, TBA (6)
2.00%, 5/18/41 - 5/13/56	7,640	6,264
2.50%, 5/18/41 - 5/13/56	5,385	4,972
3.00%, 5/13/56	2,410	2,110
3.50%, 5/13/56	3,150	2,868
4.00%, 5/13/56	4,425	4,150
4.50%, 5/13/56	380	366
5.00%, 5/13/56	5,250	5,173
5.50%, 5/13/56	1,870	1,879
6.00%, 5/13/56	3,810	3,889
6.50%, 5/13/56	2,150	2,230
		395,846
U.S. Government Obligations 4.9%
Government National Mortgage Assn.

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
1.50%, 5/20/37	33	30
2.00%, 1/20/51 - 3/20/52	14,652	12,073
2.50%, 8/20/50 - 4/20/52	21,947	18,806
3.00%, 6/20/45 - 4/20/52	9,882	8,805
3.50%, 6/20/46 - 7/20/52	8,342	7,697
4.00%, 10/20/40 - 11/20/52	3,782	3,567
4.50%, 10/20/47 - 6/20/53	10,996	10,682
5.00%, 8/20/47 - 12/20/54	6,213	6,201
5.50%, 9/20/54	1,821	1,840
6.00%, 9/20/52 - 12/20/52	2,437	2,512
Government National Mortgage Assn., TBA (6)
4.00%, 5/20/56	3,810	3,551
4.50%, 5/20/56	2,990	2,882
5.00%, 5/20/56	3,415	3,386
5.50%, 5/20/56	9,720	9,787
6.00%, 5/20/56	1,215	1,239
		93,058
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $489,268)		488,904
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 32.7%
U.S. Treasury Obligations 32.7%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,135
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	936
U.S. Treasury Bonds, 2.25%, 2/15/52	350	208
U.S. Treasury Bonds, 3.125%, 11/15/41	2,800	2,272
U.S. Treasury Bonds, 3.375%, 8/15/42	115	95
U.S. Treasury Bonds, 3.625%, 2/15/53	205	162
U.S. Treasury Bonds, 3.625%, 5/15/53	3,180	2,517
U.S. Treasury Bonds, 3.875%, 2/15/43	140	123
U.S. Treasury Bonds, 3.875%, 5/15/43	2,355	2,070
U.S. Treasury Bonds, 4.125%, 8/15/44	735	661

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.25%, 8/15/54	190	168
U.S. Treasury Bonds, 4.25%, 2/15/54	350	310
U.S. Treasury Bonds, 4.375%, 5/15/40	7,100	6,844
U.S. Treasury Bonds, 4.50%, 11/15/54	44,460	41,021
U.S. Treasury Bonds, 4.625%, 5/15/44	210	202
U.S. Treasury Bonds, 4.625%, 11/15/55	8,500	8,015
U.S. Treasury Bonds, 4.625%, 11/15/45	8,700	8,315
U.S. Treasury Bonds, 4.625%, 2/15/55	11,625	10,949
U.S. Treasury Bonds, 4.625%, 11/15/44	43,960	42,154
U.S. Treasury Bonds, 4.75%, 11/15/53	265	255
U.S. Treasury Bonds, 4.75%, 5/15/55 (7)	11,495	11,051
U.S. Treasury Bonds, 4.75%, 8/15/55	13,800	13,276
U.S. Treasury Bonds, 4.75%, 2/15/45	23,100	22,494
U.S. Treasury Bonds, 4.875%, 8/15/45	32,820	32,425
U.S. Treasury Bonds, 5.00%, 5/15/45	11,650	11,697
U.S. Treasury Notes, 1.25%, 8/15/31	590	512
U.S. Treasury Notes, 3.375%, 5/15/33	565	536
U.S. Treasury Notes, 3.50%, 2/15/33	200	192
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,282
U.S. Treasury Notes, 3.50%, 10/15/28	5,500	5,448
U.S. Treasury Notes, 3.50%, 2/28/31	8,600	8,409
U.S. Treasury Notes, 3.50%, 11/30/30	36,300	35,534
U.S. Treasury Notes, 3.50%, 12/15/28	52,000	51,480
U.S. Treasury Notes, 3.625%, 8/31/29	570	564
U.S. Treasury Notes, 3.625%, 5/31/28	800	796
U.S. Treasury Notes, 3.625%, 8/15/28	2,500	2,485
U.S. Treasury Notes, 3.625%, 10/31/30	4,100	4,036
U.S. Treasury Notes, 3.625%, 9/30/30	13,990	13,779
U.S. Treasury Notes, 3.625%, 12/31/30	19,700	19,378
U.S. Treasury Notes, 3.625%, 8/31/30	21,580	21,256
U.S. Treasury Notes, 3.75%, 12/31/28	195	194
U.S. Treasury Notes, 3.75%, 1/31/31	7,700	7,612
U.S. Treasury Notes, 3.875%, 8/15/34	230	223

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.875%, 6/30/30	5,700	5,676
U.S. Treasury Notes, 3.875%, 3/31/31	8,000	7,948
U.S. Treasury Notes, 3.875%, 4/30/30	8,000	7,970
U.S. Treasury Notes, 3.875%, 3/15/28	46,400	46,387
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,132
U.S. Treasury Notes, 4.00%, 11/15/35	6,700	6,503
U.S. Treasury Notes, 4.00%, 5/31/30	15,400	15,411
U.S. Treasury Notes, 4.00%, 3/31/30	18,000	18,017
U.S. Treasury Notes, 4.00%, 2/28/30	46,755	46,803
U.S. Treasury Notes, 4.125%, 11/30/29	1,950	1,961
U.S. Treasury Notes, 4.25%, 2/15/28	1,195	1,202
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,357
U.S. Treasury Notes, 4.25%, 8/15/35	9,100	9,021
U.S. Treasury Notes, 4.25%, 11/15/34	18,070	17,980
U.S. Treasury Notes, 4.25%, 1/31/30	37,305	37,666
U.S. Treasury Notes, 4.375%, 12/31/29	250	254
		618,359
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $628,370)		618,359
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 3.72% (8)(9)	72,628	72,628
Total Short-Term Investments (Cost $72,628)		72,628

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.71% (8)(9)	6,931	6,931
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		6,931
Total Securities Lending Collateral (Cost $6,931)		6,931
Total Investments in Securities 103.2% of Net Assets (Cost $1,959,888)		$1,948,428

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $215,677 and represents 11.4% of net assets.
(2)	When-issued security.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	See Note 4. All or a portion of this security is on loan at April 30, 2026.
(5)	Insured by Build America Mutual Assurance Company
(6)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $54,746 and represents 2.9% of net assets.
(7)	At April 30, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Seven-day yield
(9)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE QM U.S. BOND ETF

CDA	Community Development Administration/Authority
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
HEFA	Health & Educational Facility Authority
HHEFA	Health & Higher Educational Facility Authority
PFA	Public Finance Authority/Agency
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.1%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	67,450	1,495	1,332	163
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 6/20/31	50,200	1,113	811	302
Total Centrally Cleared Credit Default Swaps, Protection Sold				465
Net payments (receipts) of variation margin to date				$(406)
Variation margin receivable (payable) on centrally cleared swaps				$59

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 154 Ultra U.S. Treasury Bonds contracts	06/26	18,312	$(597)
Long, 55 Ultra U.S. Treasury Notes ten year contracts	06/26	6,386	(179)
Long, 271 U.S. Treasury Notes five year contracts	06/26	29,602	(378)
Long, 148 U.S. Treasury Notes two year contracts	06/26	30,710	(55)
Net payments (receipts) of variation margin to date			1,294
Variation margin receivable (payable) on open futures contracts			$85

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$968++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$968+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 4/30/26
T. Rowe Price Government Reserve Fund	$58,096	¤	¤	$72,628
T. Rowe Price Treasury Reserve Fund	—	¤	¤	6,931
	Total			$79,559^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $968 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $79,559.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

April 30, 2026 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,959,888)	$1,948,428
Interest and dividends receivable	17,195
Receivable for investment securities sold	7,536
Receivable for shares sold	5,306
Cash	165
Variation margin receivable on futures contracts	85
Variation margin receivable on centrally cleared swaps	59
Other assets	1
Total assets	1,978,775
Liabilities
Payable for investment securities purchased	82,820
Obligation to return securities lending collateral	6,931
Investment management and administrative fees payable	123
Total liabilities	89,874
NET ASSETS	$1,888,901
Net Assets Consists of:
Total distributable earnings (loss)	$(13,802)
Paid-in capital applicable to 44,500,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	1,902,703
NET ASSETS	$1,888,901
NET ASSET VALUE PER SHARE	$42.45
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
4/30/26
Investment Income (Loss)
Income
Interest	$38,023
Dividend	968
Securities lending	13
Total income	39,004
Investment management and administrative expense	679
Net investment income	38,325
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(247)
Futures	23
Swaps	182
Net realized loss	(42)
Change in net unrealized gain / loss
Securities	(28,638)
Futures	(1,155)
Swaps	230
Change in unrealized gain / loss	(29,563)
Net realized and unrealized gain / loss	(29,605)
INCREASE IN NET ASSETS FROM OPERATIONS	$8,720
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	4/30/26	10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$38,325	$40,565
Net realized gain (loss)	(42)	1,659
Change in net unrealized gain / loss	(29,563)	21,510
Increase in net assets from operations	8,720	63,734
Distributions to shareholders
Net earnings	(38,659)	(40,789)
Capital share transactions*
Shares sold	468,655	1,464,911
Shares redeemed	(80,518)	(53,590)
Increase in net assets from capital share transactions	388,137	1,411,321
Net Assets
Increase during period	358,198	1,434,266
Beginning of period	1,530,703	96,437
End of period	$1,888,901	$1,530,703
*Share information (000s)
Shares sold	10,875	34,475
Shares redeemed	(1,875)	(1,250)
Increase in shares outstanding	9,000	33,225
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE QM U.S. BOND ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

T. ROWE PRICE QM U.S. BOND ETF

The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE QM U.S. BOND ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE QM U.S. BOND ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$1,868,869	$—	$1,868,869
Short-Term Investments	72,628	—	—	72,628
Securities Lending Collateral	6,931	—	—	6,931
Total	79,559	1,868,869	—	1,948,428
Swaps*	—	465	—	465
Total	$79,559	$1,869,334	$—	$1,948,893
Liabilities
Futures Contracts*	$1,209	$—	$—	$1,209

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.

T. ROWE PRICE QM U.S. BOND ETF

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Credit derivatives	Centrally Cleared Swaps	$465
Liabilities
Interest rate derivatives	Futures	$1,209

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE QM U.S. BOND ETF

(000s) Location of Gain (Loss) on Statement of Operations
	Futures	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$23	$—	$23
Credit derivatives	—	182	182
Total	$23	$182	$205
Change in Unrealized Gain (Loss)
Interest rate derivatives	$(1,155)	$—	$(1,155)
Credit derivatives	—	230	230
Total	$(1,155)	$230	$(925)
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of April 30, 2026, securities valued at $4,541,000 has been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE QM U.S. BOND ETF

Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 5% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified

T. ROWE PRICE QM U.S. BOND ETF

from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2026, the notional amount of protection sold by the fund totaled $117,650,000 (6.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 4% and 7% of net assets.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or

T. ROWE PRICE QM U.S. BOND ETF

delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $1,000 cash as of April 30, 2026.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to

T. ROWE PRICE QM U.S. BOND ETF

settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $9,189,000; the aggregate value of collateral was $9,366,000 and consisted of cash collateral and related investments of $6,931,000 and U.S. government securities of $2,435,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $237,234,000 and $58,046,000, respectively, for the six months ended April 30, 2026. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $1,186,198,000 and $979,503,000, respectively, for the six months ended April 30, 2026.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had $880,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,962,347,000. Net unrealized loss aggregated $12,520,000 at period-end, of which $7,305,000 related to appreciated investments and $19,825,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.08% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

T. ROWE PRICE QM U.S. BOND ETF

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price Fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2026, approximately 28% of the fund’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of April 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,681,020 shares of the fund, representing 4% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE QM U.S. BOND ETF

The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser.  Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees.  The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE QM U.S. BOND ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF989-051 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026